Related Party Disclosure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred compensation - CEO - long-term portion	$ 295,173		$ 297,513	$ 795,571
Advances from Principal Executive Officer and accrued interest - long-term	204,827		$ 202,487	204,429
Issuance of stock for deferred compensation, shares issued			17,000,000
Advances from principal executive officer
Due to related party	374,137		$ 383,717	455,541
Deferred compensation - CEO - long-term portion	295,173		297,513	795,571
Advances from Principal Executive Officer and accrued interest - long-term	$ 204,827		$ 202,487	$ 204,429
Due to related party, interest rate	3.25%		4.75%	5.25%
Interest expense, related party debt	$ 2,341	$ 15,491	$ 52,494	$ 45,392
Accrued interest, related party	$ 204,827		202,487	$ 149,993
Amount of debt reduced			$ 500,000